Registration No. 33-73244 and 811-08226

As filed with the Securities and Exchange Commission on June 10, 2011

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]

Pre-Effective Amendment No.	[ ]

Post-Effective Amendment No. 34	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]

Amendment No. 35	[X]

TEMPLETON GLOBAL INVESTMENT TRUST

(Exact Name of Registrant as Specified in Charter)

500 East Broward Boulevard, Fort Lauderdale, Florida 33394

(Address of Principal Executive Offices)         (Zip Code)

(954) 527-7500

(Registrant's Telephone Number, Including Area Code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906

(Name and Address of Agent for Service of Process)

It is proposed that this filing will become effective (check appropriate box):

[ ]	immediately upon filing pursuant to paragraph (b) of Rule 485

[X]	on July 1, 2011 pursuant to paragraph (b) of Rule 485

[ ]	60 days after filing pursuant to paragraph (a)(1) of Rule 485

[ ]	on (date) pursuant to paragraph (a)(1) of Rule 485

[ ]	75 days after filing pursuant to paragraph (a)(2) of Rule 485

[ ]	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[X]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment

This Amendment to the registration statement of the Registrant on Form N-1A (the “Amendment”) relates only to the prospectus and statement of additional information of Templeton Global Balanced Fund (formerly, Templeton Income Fund) a series of the Registrant and does not otherwise delete, amend, or supersede any information relating to any other series of the Registrant. As stated on the Facing Page, this Amendment updates the registration statement of the above-referenced series under the Securities Act of 1933 and the Investment Company Act of 1940.

Part A and Part B

The Templeton Global Balanced Fund prospectus and Statement of Additional Information is incorporated by reference filed by post-effective amendment no. 33, on April 12, 2011. Accession number 0001379491-11-000321.

PART C

OTHER INFORMATION

Item 28.  Exhibits

The following exhibits are incorporated by reference to the previously filed documents indicated below, except as noted:

(a)  Agreement and Declaration of Trust

(i)	Second Amended and Restated Agreement and Declaration of Trust dated October 18, 2006[10]
(ii)	Certificate of Amendment of Agreement and Declaration of Trust dated October 21, 2008[12]

(b)  By-Laws

(i)	Third Amended and Restated By-Laws dated October 18, 2006[10]

(c)  Instruments Defining Rights of Security Holders

Not Applicable

(d)  Investment Advisory Contracts

(i)	Investment Management Agreement between the Registrant and Templeton Global Advisors Limited on behalf of Templeton Income Fund dated March 1, 2005[7]

(ii)	Sub-Advisory Agreement between Templeton Global Advisors Limited and Franklin Advisers, Inc. on behalf of Templeton Income Fund dated March 1, 2005[7]

(iii)	Investment Management Agreement between the Registrant and Templeton Asset Management Ltd. on behalf of Templeton BRIC Fund dated February 28, 2006[9]

(iv)	Investment Management Agreement between the Registrant and Templeton Asset Management Ltd. on behalf of Templeton Emerging Markets Small Cap Fund dated July 19, 2006[10]

(v)	Investment Management Agreement between the Registrant and Templeton Asset Management Ltd. on behalf of Templeton Frontier Markets Fund dated July 16, 2008[12]

(vi)	Investment Management Agreement between the Registrant and Templeton Asset Management Ltd. on behalf of Templeton Asian Growth Fund dated May 18, 2010[14]

(vii)	Amendment dated May 1, 2011 to the Investment Management Agreement dated February 28, 2006 between the Registrant on behalf of Templeton BRIC Fund and Templeton Asset Management Ltd.[15]

(viii)	Amendment dated May 1, 2011 to the Investment Management Agreement dated May 18, 2010 between the Registrant on behalf of Templeton Asian Growth Fund and Templeton Asset Management Ltd.[15]

(e)  Underwriting Contracts

(i)	Forms of Selling Agreements between Franklin Templeton Distributors, Inc. and Securities Dealers[14]
(ii)	Distribution Agreement between the Registrant and Franklin Templeton Distributors, Inc. on behalf of each series dated January 1, 2011[15]

(f)  Bonus or Profit Sharing Contracts

Not Applicable

(g)  Custodian Agreements

(i)	Amended and Restated Custody Agreement[3]

(ii)	Amendment dated March 2, 1998 to the Custody Agreement[4]

(iii)	Amendment No. 2 dated July 23, 1998 to the Custody Agreement[4]

(iv)	Amendment No. 3 dated May 1, 2001 to the Custody Agreement[5]

(v)	Amendment to the Master Custody Agreement – The Bank of New York Mellon dated July 1, 2005 on behalf of Templeton Income Fund[9]

(vi)	Amendment to the Global Custody Agreement – JPMorgan Chase dated May 16, 2006[9]

(vii)	Amendment to the Global Custody Agreement – JPMorgan Chase dated August 4, 2006[10]

(viii)	Amendment dated June 22, 2007 to the Master Custody Agreement between the Registrant on behalf of Templeton Income Fund and The Bank of New York Mellon dated February 16, 1996[10]

(ix)	Amendment to the Global Custody Agreement – JPMorgan Chase dated July 16, 2008[12]

(x)	Master Custody Agreement dated February 16, 1996 between Registrant on behalf of Templeton Income Fund and The Bank of New York Mellon[12]

(xi)	Terminal Link Agreement dated February 16, 1996 between Registrant on behalf of Templeton Income Fund and The Bank of New York Mellon[12]

(xii)	Amendment dated May 7, 1997 to Master Custody Agreement dated February 16, 1996 between Registrant on behalf of Templeton Income Fund and The Bank of New York Mellon[12]

(xiii)	Amendment dated February 27, 1998 to Master Custody Agreement dated February 16, 1996 between Registrant on behalf of Templeton Income Fund and The Bank of New York Mellon[12]

(ix)	Amendment dated May 16, 2001, to Master Custody Agreement dated February 16, 1996 between Registrant on behalf of Templeton Income Fund and The Bank of New York Mellon[12]

(xv)	Amended and Restated Foreign Custody Management Agreement between the Registrant on behalf of Templeton Income Fund and The Bank of New York Mellon made as of May 16, 2001[12]

(xvi)	Amendment dated January 14, 2011, to Exhibit A of the Master Custody Agreement dated February 16, 1996 between Registrant on behalf of Templeton Income Fund and The Bank of New York Mellon[15]

(xvii)	Amendment dated January 14, 2011, to Schedule 1 of the Foreign Management Agreement[15]

(xviii)viii)	Amendment dated December 4, 2010, to Schedule 2 of the Foreign Custody Management Agreement[15]

(h)         Other Material Contracts

(i)	Amended and Restated Transfer Agent and Shareholder Services Agreement dated January 1, 2011[15]

(ii)	Shareholder Sub-Accounting Services Agreement[2]

(iii)	Sub-Transfer Agency Agreement dated June 22, 1994[6]

(iv)	Amendment to Sub-Transfer Agency Agreement dated January 1, 1999[6]

(v)	Assignment to Sub-Transfer Agency Agreement dated June 13, 2003[6]

(vi)	Fund Administration Agreement between Franklin Templeton Services, LLC and the Registrant on behalf of Templeton Income Fund dated March 1, 2005[7]

(vii)	Fund Administration Agreement between Franklin Templeton Services, LLC and the Registrant on behalf of Templeton BRIC Fund dated February 28, 2006[8]

(viii)	Fund Administration Agreement between the Registrant and Franklin Templeton Services, LLC on behalf of Templeton Emerging Markets Small Cap Fund dated July 19, 2006[10]

(ix)	Fund Administration Agreement between the Registrant and Franklin Templeton Services, LLC on behalf of Templeton Frontier Markets Fund dated July 16, 2008[12]

(x)	Fund Administration Agreement between the Registrant and Franklin Templeton Services, LLC on behalf of Templeton Asian Growth Fund dated May 18, 2010[15]

(i)         Legal Opinion

(i)	Opinion and Consent of Counsel dated July 8, 2005[7]

(ii)	Legal opinion and consent of counsel dated July 31, 2008, Securities Act of 1933, with respect to Templeton Frontier Markets Fund[11]

(j)         Other Opinion

Not Applicable

(k)  Omitted Financial Statements

Not Applicable

(l)  Initial Capital Agreements

(i)	Investment Letter[1]

(m)  Rule 12b-1 Plan

(i)	Amended and Restated Class A Distribution Plan – Templeton Income Fund dated February 24, 2009[12]

(ii)	Amended and Restated Class C Distribution Plan – Templeton Income Fund dated July 15, 2009[13]

(iii)	Amended and Restated Class R Distribution Plan – Templeton Income Fund dated July 15, 2009[13]

(iv)	Amended and Restated Class A Distribution Plan – Templeton BRIC Fund dated February 24, 2009[12]

(v)	Amended and Restated Class C Distribution Plan – Templeton BRIC Fund dated July 15, 2009[13]

(vi)	Amended and Restated Class A Distribution Plan - Templeton Emerging Markets Small Cap Fund dated February 24, 2009[12]

(vii)	Amended and Restated Class C Distribution Plan – Templeton Emerging Markets Small Cap Fund dated July 15, 2009[13]

(viii)	Amended and Restated Class R Distribution Plan – Templeton Emerging Markets Small Cap Fund dated July 15, 2009[13]

(ix)	Amended and Restated Class A Distribution Plan - Templeton Frontier Markets Fund dated February 24, 2009[12]

(x)	Amended and Restated Class C Distribution Plan – Templeton Frontier Markets Fund dated July 15, 2009[13]

(xi)	Amended and Restated Class R Distribution Plan – Templeton Frontier Markets Fund dated July 15, 2009[13]

(xii)	Class A Distribution Plan - Templeton Asian Growth Fund dated May 18, 2010[14]

(xiii)	Class C Distribution Plan – Templeton Asian Growth Fund dated May 18, 2010[14]

(xiv)	Class C Distribution Plan – Templeton Global Balanced Fund (To be filed by Amendment)

(n)  Rule 18f-3 Plan

(i)	Multi-Class Plan - Templeton Income Fund dated March 1, 2005[7]

(ii)	Multi-Class Plan - Templeton Emerging Markets Small Cap Fund dated July 19, 2006[10]

(iii)	Multi-Class Plan - Templeton BRIC Fund dated October 16, 2007[12]

(iv)	Multi-Class Plan - Templeton Frontier Markets Fund dated July 16, 2008[12]

(v)	Multi-Class Plan - Templeton Asian Growth Fund dated May 18, 2010[14]

(vi)	Multi-Class Plan – Templeton Global Balanced Fund (To be filed by Amendment)

(p)  Code of Ethics

(i)	Code of Ethics dated May 2010[14]

(q)  Power of Attorney

(i)	Powers of Attorney dated December 2, 2010[15]

1.	Previously filed with Post Effective Amendment No. 5 to the Registration Statement on May 1, 1995.

2.	Previously filed with Post Effective Amendment No. 7 to the Registration Statement on July 7, 1995.

3.	Previously filed with Post Effective Amendment No. 9 to the Registration Statement on July 22, 1996.

4.	Previously filed with Post Effective Amendment No. 13 to the Registration Statement on May 27, 1999.

5	Previously filed with Post Effective Amendment No. 18 to the Registration Statement on July 29, 2002.

6.	Previously filed with Post Effective Amendment No. 21 to the Registration Statement on July 28, 2004.

7.	Previously filed with Post Effective Amendment No. 23 to the Registration Statement on July 28, 2005.

8.	Previously filed with Post Effective Amendment No. 24 to the Registration Statement on March 31, 2006.

9.	Previously filed with Post Effective Amendment No. 26 to the Registration Statement on July 28, 2006.

10.	Previously filed with Post Effective Amendment No. 27 to the Registration Statement on July 27, 2007.

11.	Previously filed with Post Effective Amendment No. 29 to the Registration Statement on August 1, 2008.

12.	Previously filed with Post Effective Amendment No. 30 to the Registration Statement on July 29, 2009.

13.	Previously filed with Post Effective Amendment No. 31 to the Registration Statement on May 28, 2010.

14.	Previously filed with Post Effective Amendment No. 32 to the Registration Statement on August 2, 2010.

15.	Previously filed with Post Effective Amendment No. 33 to the Registration Statement on April 12, 2011.

Item 29.  Persons Controlled by or Under Common Control with Registrant

None

Item 30.  Indemnification

The Agreement and Declaration of Trust (the “Declaration”) provides that any person who is or was a Trustee, officer, employee or other agent, including the underwriter, of such Trust shall be liable to such Trust and its shareholders only for (1) any act or omission that constitutes a bad faith violation of the implied contractual covenant of good faith and fair dealing, or (2) the person’s own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person (such conduct referred to herein as Disqualifying Conduct) and for nothing else. Except in these instances, these persons shall not be responsible or liable for any act or omission of any other agent of such Trust or its investment adviser or principal underwriter to the fullest extent that limitations of liability are permitted by the Delaware statutory trust Act (the “Delaware Act”). Moreover, except in these instances, none of these persons, when acting in their respective capacity as such, shall be personally liable to any other person, other than such Trust or its shareholders, for any act, omission or obligation of such Trust or any trustee thereof.

The Trust shall indemnify, out of its assets, to the fullest extent permitted under applicable law, any of these persons who was or is a party, or is threatened to be made a party, to any Proceeding (as defined in the Declaration) because the person is or was an agent of such Trust. These persons shall be indemnified against any expenses, judgments, fines, settlements and other amounts actually and reasonably incurred in connection with the Proceeding if the person acted in good faith or, in the case of a criminal proceeding, had no reasonable cause to believe that the conduct was unlawful. The termination of any proceeding by judgment, settlement or its equivalent shall not in itself create a presumption that the person did not act in good faith or that the person had reasonable cause to believe that the person’s conduct was unlawful. There shall nonetheless be no indemnification for a person’s own Disqualifying Conduct.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to Trustees, officers and controlling persons of the Fund pursuant to the foregoing provisions, or otherwise, the Fund has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Fund of expenses incurred or paid by a Trustee, officer or controlling person of the Fund in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with securities being registered, the Fund may be required, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court or appropriate jurisdiction the question whether such indemnification is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31.  Business and Other Connections of Investment Adviser

(a)	Templeton Global Advisors Limited

The officers and directors of Templeton Global Advisors Limited (TGAL) also serve as officers and/or directors for (1) TGAL’s corporate parent, Franklin Resources, Inc., and/or (2) other investment companies in Franklin Templeton Investments.

For additional information please see Part B and Schedules A and D of Form ADV of TGAL (SEC File 801-42343), incorporated herein by reference, which sets forth the officers and directors of TGAL and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

(b)	Franklin Advisers, Inc.

The officers and directors of Franklin Advisers, Inc. (Advisers) also serve as officers and/or directors for (1) Advisers’ corporate parent, Franklin Resources, Inc., and/or (2) other investment companies in Franklin Templeton Investments.

For additional information please see Part B and Schedules A and D of Form ADV of Advisers (SEC File 801-26292), incorporated herein by reference, which sets forth the officers and directors of Advisers and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

(c)	Templeton Asset Management Ltd.

The officers and directors of Templeton Asset Management Ltd. (TAML) also serve as officers and/or directors for (1) TAML’s corporate parent, Franklin Resources, Inc., and/or (2) other investment companies in Franklin Templeton Investments.

For additional information please see Part B and Schedules A and D of Form ADV of TAML (SEC File 801-46997), incorporated herein by reference, which sets forth the officers and directors of TAML and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

Item 32.  Principal Underwriters

(a)	Franklin Templeton Distributors, Inc. (Distributors) also acts as principal underwriter of shares of:

Templeton China World Fund
Templeton Developing Markets Trust
Templeton Funds
Templeton Global Opportunities Trust
Templeton Global Smaller Companies Fund
Templeton Growth Fund, Inc.
Templeton Income Trust
Templeton Institutional Funds

Franklin California Tax Free Income Fund
Franklin California Tax Free Trust
Franklin Custodian Funds
Franklin Federal Tax-Free Income Fund
Franklin Global Trust
Franklin Gold and Precious Metals Fund
Franklin High Income Trust
Franklin Investors Securities Trust
Franklin Managed Trust
Franklin Money Fund
Franklin Municipal Securities Trust
Franklin Mutual Recovery Fund
Franklin Mutual Series Funds
Franklin New York Tax-Free Income Fund
Franklin New York Tax-Free Trust
Franklin Real Estate Securities Trust
Franklin Strategic Mortgage Portfolio
Franklin Strategic Series
Franklin Tax-Free Trust
Franklin Templeton Fund Allocator Series
Franklin Templeton Global Trust
Franklin Templeton International Trust
Franklin Templeton Money Fund Trust
Franklin Templeton Variable Insurance Products Trust
Franklin Value Investors Trust
Institutional Fiduciary Trust

(b)

The information required with respect to each director and officer of Distributors is incorporated by reference to Part B of this Form N-1A and Schedule A of Form BD filed by Distributors with the Securities and Exchange Commission pursuant to the Securities Act of 1934 (SEC File No. 8-5889).

(c)	Not Applicable. Registrant’s principal underwriter is an affiliated person of the Registrant.

Item 33. Location of Accounts and Records

Certain accounts, books, and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and rules promulgated thereunder are located at 500 East Broward Boulevard, Fort Lauderdale, FL 33394-3091. Other records are maintained at the offices of Franklin Templeton Investors Services, LLC, 100 Fountain Parkway, St. Petersburg, FL 33716 and 3344 Quality Drive, Rancho Cordova, CA 95671-7313.

Item 34. Management Services

There are no management related service contracts not discussed in Part A or Part B.

Item 35.   Undertakings

Not Applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of San Mateo and the State of California, on the 10th day of June, 2011.

TEMPLETON GLOBAL INVESTMENT TRUST

(REGISTRANT)

By: /s/DAVID P. GOSS

David P. Goss

Vice President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

Signature	Title	Date

GARY P. MOTYL*
Gary P. Motyl	President and Chief Executive Officer – Investment Management	June 10, 2011
LAURA F. FERGERGON*
Laura F. Fergerson	Chief Executive Officer – Finance and Administration	June 10, 2011
MARK H. OTANI*
Mark H. Otani	Chief Financial Officer and Chief Accounting Officer	June 10, 2011
HARRIS J. ASHTON*
Harris J. Ashton	Trustee	June 10, 2011
ANN TORRE BATES*
Ann Torre Bates	Trustee	June 10, 2011
FRANK J. CROTHERS*
Frank J. Crothers	Trustee	June 10, 2011
EDITH E. HOLIDAY*
Edith E. Holiday	Trustee	June 10, 2011
CHARLES B. JOHNSON*
Charles B. Johnson	Trustee	June 10, 2011
GREGORY E. JOHNSON*
Gregory E. Johnson	Trustee	June 10, 2011

J. MICHEAL LUTTIG*
J. Michael Luttig	Trustee	June 10, 2011
DAVID W. NIEMIEC*
David W. Niemiec	Trustee	June 10, 2011
FRANK A. OLSON
Frank A. Olson	Trustee	June 10, 2011
LARRY D. THOMPSON*
Larry D. Thompson	Trustee	June 10, 2011
CONSTANTINE D. TSERETOPOULOS*
Constantine D. Tseretopoulos	Trustee	June 10, 2011
ROBERT E. WADE*
Robert E. Wade	Trustee	June 10, 2011

*By:/s/DAVID P. GOSS

 David P. Goss

Attorney-in-fact

(Pursuant to Powers of Attorney

  previously filed)

TEMPLETON GLOBAL INVESTMENT TRUST

REGISTRATION STATEMENT

EXHIBIT INDEX

EXHIBIT NUMBER	DESCRIPTION	LOCATION
EX-99.(a)(i)	Second Amended and Restated Agreement and Declaration of Trust dated October 18, 2006	*
EX-99.(a)(ii)	Certificate of Amendment of Agreement and Declaration of Trust dated October 21, 2008	*
EX-99.(b)(i)	Third Amended and Restated By-Laws dated October 18, 2006	*
EX-99.(d)(i)	Investment Management Agreement between the Registrant and Templeton Global Advisors Limited on behalf of Templeton Income Fund dated March 1, 2005	*
EX-99.(d)(ii)	Sub-Advisory Agreement between Templeton Global Advisors Limited and Franklin Advisers, Inc. on behalf of Templeton Income Fund dated March 1, 2005	*
EX-99.(d)(iii)	Investment Management Agreement between the Registrant and Templeton Asset Management, Ltd. on behalf of Templeton BRIC Fund dated February 28, 2006	*
EX-99.(d)(iv)	Investment Management Agreement between the Registrant and Templeton Asset Management, Ltd. on behalf of Templeton Emerging Markets Small Cap Fund dated July 19, 2006	*
EX-99.(d)(v)	Investment Management Agreement between the Registrant and Templeton Asset Management, Ltd. on behalf of Templeton Frontier Markets Fund dated July 16, 2008	*
EX-99.(d)(vi)	Investment Management Agreement between the Registrant and Templeton Asset Management, Ltd. on behalf of Templeton Asian Growth Fund dated May 18, 2010	*
EX-99.(d)(vii)	Amendment dated May 1, 2011 to the Investment Management Agreement dated February 28, 2006 between the Registrant on behalf of Templeton BRIC Fund and Templeton Asset Management, Ltd.	*
EX-99.(d)(viii)	Amendment dated May 1, 2011 to the Investment Management Agreement dated May 18, 2010 between the Registrant on behalf of Templeton Asian Growth Fund and Templeton Asset Management, Ltd.	*
EX-99.(e)(i)	Forms of Selling Agreement between Franklin Templeton Distributors, Inc. and Securities Dealers dated May 1, 2010	*
EX-99.(e)(ii)	Distribution Agreement between the Registrant and Franklin Templeton Distributors, Inc. on behalf of each series dated January 1, 2011	*
EX-99.(g)(i)	Amended and Restated Custody Agreement	*
EX-99.(g)(ii)	Amendment dated March 2, 1998 to the Custody Agreement	*
EX-99.(g)(iii)	Amendment No. 2 dated July 23, 1998 to the Custody Agreement	*
EX-99.(g)(iv)	Amendment No. 3 dated May 1, 2001 to the Custody Agreement	*
EX-99.(g)(v)	Amendment to Master Custody Agreement – The Bank of New York Mellon dated July 1, 2005 (Templeton Income Fund)	*
EX-99.(g)(vi)	Amendment to Global Custody Agreement – JPMorgan Chase dated May 16, 2006	*
EX-99.(g)(vii)	Amendment to Global Custody Agreement – JPMorgan Chase dated August 4, 2006	*
EX-99.(g)(viii)	Amendment dated June 22, 2007 to the Master Custody Agreement between the Registrant on behalf of Templeton Income Fund and The Bank of New York Mellon dated February 16, 1996	*
EX-99.(g)(ix)	Amendment to Global Custody Agreement – JPMorgan Chase – Templeton Frontier Markets Fund dated July 16, 2008	*
EX-99.(g)(x)	Master Custody Agreement February 16, 1996 between the Registrant on behalf of Templeton Income Fund and Bank of New York	*
EX-99.(g)(xi)	Terminal Link Agreement February 16, 1996 between the Registrant on behalf of Templeton Income Fund and Bank of New York	*
EX-99.(g)(xii)	Amendment dated May 7, 1997 to Master Custody Agreement between the Registrant on behalf of Templeton Income Fund and Bank of New York dated February 16, 1996	*
EX-99.(g)(xiii)	Amendment dated February 27, 1998 to Master Custody Agreement between the Registrant on behalf of Templeton Income Fund and Bank of New York dated February 16, 1996	*
EX-99.(g)(xiv)	Amendment dated May 16, 2001, to Master Custody Agreement between the Registrant on behalf of Templeton Income Fund and Bank of New York dated February 16, 1996	*
EX-99.(g)(xv)	Amended and Restated Foreign Custody Management Agreement between the Registrant on behalf of Templeton Income Fund and Bank of New York made as of May 16, 2001	*
EX-99.(g)(xvi)	Amendment dated January 14, 2011, to Exhibit A of the Master Custody Agreement between the Registrant on behalf of Templeton Income Fund and Bank of New York dated February 16, 1996	*
EX-99.(g)(xvii)	Amendment dated January 14, 2011, to Schedule 1 of the Foreign Management Agreement	*
EX-99.(g)(xviii)	Amendment dated December 4, 2010, to Schedule 2 of the Foreign Custody Management Agreement	*
EX-99.(h)(i)	Amended and Restated Transfer Agent and Shareholder Services Agreement dated January 1, 2011	*
EX-99.(h)(ii)	Shareholder Sub-Accounting Services Agreement	*
EX-99.(h)(iii)	Sub-Transfer Agency Agreement dated June 22, 1994	*
EX-99.(h)(iv)	Amendment to Sub-Transfer Agency Agreement dated January 1, 1999	*
EX-99.(h)(v)	Assignment to Sub-Transfer Agency Agreement dated June 13, 2003	*
EX-99.(h)(vi)	Fund Administration Agreement between Franklin Templeton Services, LLC and the Registrant on behalf of Templeton Income Fund dated March 1, 2005	*
EX-99.(h)(vii)	Fund Administration Agreement between Franklin Templeton Services, LLC and the Registrant on behalf of Templeton BRIC Fund dated February 28, 2006	*
EX-99.(h)(viii)	Fund Administration Agreement between the Registrant and Franklin Templeton Services, LLC on behalf of Templeton Emerging Markets Small Cap Fund dated July 19, 2006	*
EX-99.(h)(ix)	Fund Administration Agreement between the Registrant and Franklin Templeton Services, LLC on behalf of Templeton Frontier Markets Fund dated July 16, 2008	*
EX-99.(h)(x)	Fund Administration Agreement between the Registrant and Franklin Templeton Services, LLC on behalf of Templeton Asian Growth Fund dated May 18, 2010	*
EX-99.(i)(i)	Legal Opinion and Consent of Counsel dated July 8, 2005	*
EX-99.(i)(ii)	Legal opinion and consent of counsel dated July 31, 2008, Securities Act of 1933, with respect to Templeton Frontier Markets Fund	*
EX-99.(l)(i)	Investment Letter	*
EX-99.(m)(i)	Amended and Restated Class A Distribution Plan – Templeton Income Fund dated February 24, 2009	*
EX-99.(m)(ii)	Amended and Restated Class C Distribution Plan – Templeton Income Fund dated July 15, 2009	*
EX-99.(m)(iii)	Amended and Restated Class R Distribution Plan – Templeton Income Fund dated July 15, 2009	*
EX-99.(m)(iv)	Amended and Restated Class A Distribution Plan – Templeton BRIC Fund dated February 24, 2009	*
EX-99.(m)(v)	Amended and Restated Class C Distribution Plan – Templeton BRIC Fund dated July 15, 2009	*
EX-99.(m)(vi)	Amended and Restated Class A Distribution Plan – Templeton Emerging Markets Small Cap Fund dated February 24, 2009	*
EX-99.(m)(vii)	Amended and Restated Class C Distribution Plan – Templeton Emerging Markets Small Cap Fund dated July 15, 2009	*
EX-99.(m)(viii)	Amended and Restated Class R Distribution Plan – Templeton Emerging Markets Small Cap Fund dated July 15, 2009	*
EX-99.(m)(ix)	Amended and Restated Class A Distribution Plan – Templeton Frontier Markets Fund dated February 24, 2009	*
EX-99.(m)(x)	Amended and Restated Class C Distribution Plan – Templeton Frontier Markets Fund dated July 15, 2009	*
EX-99.(m)(xi)	Amended and Restated Class R Distribution Plan – Templeton Frontier Markets Fund dated July 15, 2009	*
EX-99.(m)(xii)	Class A Distribution Plan – Templeton Asian Growth Fund dated May 18, 2010	*
EX-99.(m)(xiii)	Class C Distribution Plan – Templeton Asian Growth Fund dated May 18, 2010	*
EX-99.(n)(i)	Multi-Class Plan Templeton Income Fund dated March 1, 2005	*
EX-99.(n)(ii)	Multi-Class Plan Templeton Emerging Markets Small Cap Fund dated July 19, 2006	*
EX-99.(n)(iii)	Multi-Class Plan Templeton BRIC Fund dated October 16, 2007	*
EX-99.(n)(iv)	Multi-Class Plan Templeton Frontier Markets Fund dated July 16, 2008	*
EX-99.(n)(v)	Multi-Class Plan Templeton Asian Growth Fund dated May 18, 2010	*
EX-99.(p)(i)	Code of Ethics dated May 2010	*
EX-99.(q)(i)	Powers of Attorney dated December 2, 2010	*

* Incorporated by reference.